Supplementary Insurance Information - Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 1,381	$ 943	$ 997
Reserves for future policy benefits and claims	37,251	33,974	30,598
Net earned premiums	24	22	24
Net investment income	1,657	1,478	1,376
Benefits, claims, losses and settlement expenses	1,035	915	829
Amortization of deferred policy acquisition costs	215	133	152
Other operating expenses	185	169	151
Annuity
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	1,358	917	977
Reserves for future policy benefits and claims	36,616	33,316	29,907
Net investment income	1,638	1,458	1,355
Benefits, claims, losses and settlement expenses	998	892	800
Amortization of deferred policy acquisition costs	211	129	147
Other operating expenses	174	158	141
Run-off Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	23	26	20
Reserves for future policy benefits and claims	635	658	691
Net earned premiums	24	22	24
Net investment income	19	20	21
Benefits, claims, losses and settlement expenses	37	23	29
Amortization of deferred policy acquisition costs	4	4	5
Other operating expenses	$ 11	$ 11	$ 10